Inventories (Details) - USD ($) $ in Millions	Feb. 24, 2023	Feb. 25, 2022
Inventory Disclosure [Abstract]
Raw Materials and Work in Process	$ 232.8	$ 208.2
Finished goods	118.1	146.9
Inventories, gross	350.9	355.1
LIFO reserve	31.2	28.9
Inventories	319.7	326.2
LIFO Inventory Amount	$ 134.1	$ 141.4